Restricted Cash and Deposits (Tables)	12 Months Ended
Dec. 31, 2018
Restricted Cash and Deposits [Abstract]
Schedule Of Restricted Cash And Cash Equivalent [Text Block]
	December 31 2018	December 31 2017

Security for decommissioning obligations	$2,569	$6,507
Security for remediation services agreement	-	499
Other	156	86

Restricted cash and deposits	2,725	7,092

Less: current portion	-	499

	$2,725	$6,593